UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before
preparing Form.
Please print or type.

1. Name and address of issuer:

UAM Funds Trust
211 Congress Street, 4th floor
Boston, Massachusetts, 02110


2. The name of each series or class of
securities for which the Form is filed
(If the Form is being filed for all
series and classes of securities of the
issuer, check the box but do not list
series or classes ):  [  ]

BHM&S Total Return Bond Portfolio
Cambiar Opportunity Portfolio
Chicago Asset Management Intermediate
Bond Portfolio
Chicago Asset Management Value/Contrarian
Portfolio
Hanson Equity Portfolio
Jacobs International Octagon Portfolio
MJI International Equity Portfolio
Pell Rudman Mid-Cap Growth Portfolio
TJ Core Equity Portfolio

3. Investment Company Act File Number:
811-8544

Securities Act File Number:
33-79858



4(a). Last day of fiscal year for which this Form is filed:

April 30, 1999

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:  If the Form is being filed late,
interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:


(i) Aggregate price of securities sold
during the fiscal year:

$218,545,879


(ii) Aggregate price of securities
redeemed or
repurchased during the fiscal year:

$185,077,331


(iii) Aggregate  price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce
registration fees payable to the
commission:

$0


(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:

$185,077,331


(v) Net sales -- if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

$33,468,548


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)[subtract Item
5(iv) from  Item 5(i)]

$0


(vii) Multiplier for determining
registration fee (See Instruction
C.9):

0.000278


(viii) Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter "0" if
no fee is due):

$9,304.26

6. Prepaid Shares

If the response to item 5(i) was determined
by deducting an amount of securities that
were Registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before [effective date of recision of rule
24e-2], then report the amount of Securities
(number of shares or other units) deducted
here:         .  If there is a number of
shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$9,304.26


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[ X ]  Wire Transfer
[   ]  Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*


/s/Robert R. Flaherty
Robert R. Flaherty
Assistant Treasurer


Date:  July 15, 1999

*Please print the name and title of the signing officer below the signature.